Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds IV
Prospectus Date	rr_ProspectusDate	Sep. 27, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS IV

BlackRock Impact Bond Fund

(the “Fund”)

Supplement dated March 2, 2020

to the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated September 27, 2019, as supplemented to date

Effective May 1, 2020 (the “Effective Date”), the Fund will change its name to BlackRock Systematic ESG Bond Fund.

In connection with this name change, on the Effective Date, the Fund will be managed in accordance with BlackRock’s Systematic Fixed Income Environmental, Social, and Governance (“ESG”) Research investment process. Currently, the Fund is managed utilizing BlackRock’s Scientific Active Equity Impact Methodology, which seeks to measure select societal impact outcomes of companies. Under the new investment process, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment adviser, will first seek to screen out certain companies or industries based on ESG criteria determined by BlackRock. BlackRock will continue to select securities using a systematic method that relies on proprietary quantitative models, and specific investment selection decisions will be made on the basis of evaluations of relative value, credit quality, transaction costs and other factors. Under the new investment process, in conjunction with this systematic method and to the extent applicable to a particular sector, Fund management will select and weight securities for the Fund’s portfolio based on an issuer’s ability to manage the ESG risks to which its business is exposed, as determined by BlackRock.

BlackRock Impact Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS IV

BlackRock Impact Bond Fund

(the “Fund”)

Supplement dated March 2, 2020

to the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),
each dated September 27, 2019, as supplemented to date

Effective May 1, 2020 (the “Effective Date”), the Fund will change its name to BlackRock Systematic ESG Bond Fund.

In connection with this name change, on the Effective Date, the Fund will be managed in accordance with BlackRock’s Systematic Fixed Income Environmental, Social, and Governance (“ESG”) Research investment process. Currently, the Fund is managed utilizing BlackRock’s Scientific Active Equity Impact Methodology, which seeks to measure select societal impact outcomes of companies. Under the new investment process, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment adviser, will first seek to screen out certain companies or industries based on ESG criteria determined by BlackRock. BlackRock will continue to select securities using a systematic method that relies on proprietary quantitative models, and specific investment selection decisions will be made on the basis of evaluations of relative value, credit quality, transaction costs and other factors. Under the new investment process, in conjunction with this systematic method and to the extent applicable to a particular sector, Fund management will select and weight securities for the Fund’s portfolio based on an issuer’s ability to manage the ESG risks to which its business is exposed, as determined by BlackRock.